Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Grants intended costs, description	The grant was intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years.
Marketing grants received amount	$ 668
Sales of products	5.00%
Amount equal	150.00%
Pay royalties up to an amount	$ 551
Authority amount	28
Bank guarantee	$ 246
Israel Innovation Authority [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payable range	3.00%
Percent of grants received paid in royalties	100.00%
Amount of royalties paid or accrued,	$ 54,157
Total research and development grants	48,432
Accumulated interest, grants	25,019
Accumulated royalties paid	19,294
Royalty expenses	$ 1,382	$ 1,209	$ 1,127
Israeli Ministry of Trade [Member]
Commitments and Contingencies (Details) [Line Items]
Royalty payable range	3.00%
Grant approved over a period	5 years
BIRD-F [Member]
Commitments and Contingencies (Details) [Line Items]
Accumulated royalties paid	$ 450
Proceeds from grants received	340
Linkage to CPI	668
Pay royalties up to an amount	$ 1,001